50 S. LaSalle Street, Chicago, Illinois 60603

November 6, 2025

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Datum One Series Trust

 File Nos. 333-237048 and 811-23556

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.

the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment (Post-Effective Amendment No. 26) to the Datum One Series Trust’s registration statement on Form N-1A; and

b.

the text of the most recent post-effective amendment (Post-Effective Amendment No. 26) to the Datum One Series Trust’s registration statement was filed with the Securities and Exchange Commission via EDGAR on November 3, 2025 and became effective November 3, 2025 (Accession No. 0001193125-25-262751).

Please contact the undersigned with any questions or comments you may have on this filing.

Sincerely,

/s/ Stefania C. Suciu
Stefania C. Suciu
Secretary
Datum One Series Trust